Commitments and Contingencies (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014 DWT
DWT	7,399,400
Post-Panamax [Member] | 2012 [Member] | CHINA | 15-10-2016 [Member]
DWT	98,700
Daily Base Rate	13,000
Daily Base Rate during extended period	14,000
Post-Panamax [Member] | 2012 [Member] | CHINA | 15-10-2016 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 25 months
Post-Panamax [Member] | 2012 [Member] | CHINA | 15-10-2016 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 21 months
Extended Vessel Charter in period	1 year 0 months
Post-Panamax [Member] | 2011 [Member] | CHINA | 11-Aug-15 [Member]
DWT	93,000
Daily Base Rate	9,500
Daily Base Rate during extended period	11,500
Post-Panamax [Member] | 2011 [Member] | CHINA | 11-Aug-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Post-Panamax [Member] | 2011 [Member] | CHINA | 11-Aug-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	1 year 0 months
Post-Panamax [Member] | 2009 [Member] | CHINA | 9-May-15 [Member]
DWT	93,000
Chartered-in rate as a percentage of Baltic Panamax 4TC Index (as a percentage)	90.00%
Post-Panamax [Member] | 2009 [Member] | CHINA | 9-May-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 14 months
Extended Vessel Charter in period	0 years 14 months
Post-Panamax [Member] | 2009 [Member] | CHINA | 9-May-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 10 months
Extended Vessel Charter in period	0 years 10 months
Kamsarmax Vessels [Member]
DWT	1,643,600
Kamsarmax Vessels [Member] | Maximum [Member]
DWT	84,000
Kamsarmax Vessels [Member] | Minimum [Member]
DWT	81,600
Kamsarmax Vessels [Member] | 2012 [Member] | CHINA | 07-Feb-15 [Member]
DWT	79,500
Daily Base Rate	14,000
Daily Base Rate during extended period	14,750
Kamsarmax Vessels [Member] | 2012 [Member] | CHINA | 07-Feb-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 14 months
Extended Vessel Charter in period	0 years 14 months
Kamsarmax Vessels [Member] | 2012 [Member] | CHINA | 07-Feb-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	0 years 11 months
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 23-Jul-17 [Member]
DWT	82,000
Daily Base Rate	15,500
Daily Base Rate during extended period	16,300
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 23-Jul-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 44 months
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 23-Jul-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 39 months
Extended Vessel Charter in period	1 year 0 months
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 06-Mar-15 [Member]
DWT	81,000
Daily Base Rate	15,000
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 06-Mar-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 14 months
Kamsarmax Vessels [Member] | 2012 [Member] | South Korea | 06-Mar-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 12 months
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 4-Mar-15 [Member]
DWT	81,900
Daily Base Rate	12,750
Daily Base Rate during extended period	13,750
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 4-Mar-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 4-Mar-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	1 year 0 months
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 15-Jan-16 [Member]
DWT	81,500
Daily Base Rate	15,000
Daily Base Rate during extended period	16,000
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 15-Jan-16 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 28 months
Extended Vessel Charter in period	0 years 13 months
Kamsarmax Vessels [Member] | 2011 [Member] | South Korea | 15-Jan-16 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 23 months
Extended Vessel Charter in period	0 years 11 months
Kamsarmax Vessels [Member] | 2009 [Member] | JAPAN | 28-Jan-15 [Member]
DWT	82,500
Daily Base Rate	14,500
Daily Base Rate during extended period	15,500
Kamsarmax Vessels [Member] | 2009 [Member] | JAPAN | 28-Jan-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Kamsarmax Vessels [Member] | 2009 [Member] | JAPAN | 28-Jan-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	1 year 0 months
Kamsarmax Vessels [Member] | 2014 [Member] | South Korea | 23-Jul-15 [Member]
DWT	82,500
Daily Base Rate	12,000
Kamsarmax Vessels [Member] | 2014 [Member] | South Korea | 23-Jul-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 14 months
Kamsarmax Vessels [Member] | 2014 [Member] | South Korea | 23-Jul-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	1 year 0 months
Ultramax Vessels [Member]
DWT	1,795,800
Ultramax Vessels [Member] | Maximum [Member]
DWT	64,000
Ultramax Vessels [Member] | Minimum [Member]
DWT	60,200
Ultramax Vessels [Member] | 2010 [Member] | JAPAN | 1-Apr-17 [Member]
DWT	61,000
Daily Base Rate	14,200
Daily base rate extended period Year 1	15,200
Daily base rate extended period year2	16,200
Daily base rate extended period Year 3	17,200
Vessel Charter in period (in months)	3 years 0 months
Ultramax Vessels [Member] | 2010 [Member] | JAPAN | 1-Apr-17 [Member] | Minimum [Member]
Extended Vessel Charter in period	3 years 0 months
Panamax [Member] | 2014 [Member] | CHINA | 19-Jun-15 [Member]
DWT	76,000
Panamax [Member] | 2014 [Member] | CHINA | 19-Jun-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Panamax [Member] | 2014 [Member] | CHINA | 19-Jun-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 10 months
Extended Vessel Charter in period	0 years 0 months 40 days
Panamax [Member] | 2014 [Member] | JAPAN | 10-Jan-15 [Member]
DWT	77,000
Daily Base Rate	16,000
Panamax [Member] | 2014 [Member] | JAPAN | 10-Jan-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Panamax [Member] | 2014 [Member] | JAPAN | 10-Jan-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 12 months
Panamax [Member] | 2004 [Member] | CHINA | 3-Jan-17 [Member]
DWT	77,500
Daily Base Rate	14,000
Panamax [Member] | 2004 [Member] | CHINA | 3-Jan-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 38 months
Panamax [Member] | 2004 [Member] | CHINA | 3-Jan-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 32 months
Panamax [Member] | 2007 [Member] | South Korea | 17-Feb-15 [Member]
DWT	75,500
Daily Base Rate	13,750
Daily Base Rate during extended period	14,750
Panamax [Member] | 2007 [Member] | South Korea | 17-Feb-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Panamax [Member] | 2007 [Member] | South Korea | 17-Feb-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 11 months
Extended Vessel Charter in period	1 year 0 months
Supramax [Member] | 2010 [Member] | CHINA | 12-Dec-15 [Member]
DWT	58,000
Daily Base Rate	14,250
Daily Base Rate during extended period	14,850
Supramax [Member] | 2010 [Member] | CHINA | 12-Dec-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 24 months
Extended Vessel Charter in period	0 years 12 months
Supramax [Member] | 2010 [Member] | CHINA | 12-Dec-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 20 months
Extended Vessel Charter in period	0 years 10 months
Supramax [Member] | 2011 [Member] | CHINA | 13-Jan-15 [Member]
DWT	58,000
Daily Base Rate	13,750
Supramax [Member] | 2011 [Member] | CHINA | 13-Jan-15 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 13 months
Supramax [Member] | 2011 [Member] | CHINA | 13-Jan-15 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 10 months
Supramax [Member] | 2008 [Member] | CHINA | 13-Jun-16 [Member]
DWT	58,000
Daily Base Rate	12,250
Daily Base Rate during extended period	13,000
Supramax [Member] | 2008 [Member] | CHINA | 13-Jun-16 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 25 months
Supramax [Member] | 2008 [Member] | CHINA | 13-Jun-16 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 21 months
Supramax [Member] | 2015 [Member] | JAPAN | 27-Jan-18 [Member]
DWT	55,000
Daily Base Rate	14,000
Daily base rate extended period Year 1	15,000
Daily base rate extended period year2	16,000
Vessel Charter in period (in months)	3 years 0 months
Supramax [Member] | 2015 [Member] | JAPAN | 27-Jan-18 [Member] | Minimum [Member]
Extended Vessel Charter in period	2 years 0 months
Handymax [Member] | 2002 [Member] | JAPAN | 31-Jan-17 [Member]
DWT	48,500
Daily Base Rate	12,000
Daily base rate extended period Year 1	12,750
Daily base rate extended period year2	13,600
Daily base rate extended period Year 3	14,800
Handymax [Member] | 2002 [Member] | JAPAN | 31-Jan-17 [Member] | Maximum [Member]
Vessel Charter in period (in months)	0 years 37 months
Handymax [Member] | 2002 [Member] | JAPAN | 31-Jan-17 [Member] | Minimum [Member]
Vessel Charter in period (in months)	0 years 34 months
Extended Vessel Charter in period	3 years 0 months
Time chartered vessels [Member]
DWT	1,500,100